                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                         SUPPLEMENT DATED MAY 30, 2000

                                      TO

                        PROSPECTUSES DATED MAY 1, 2000

                                 FLORIDA ONLY



Notwithstanding any language in the prospectus to the contrary, the following shall apply with respect to REVOLUTION, REVOLUTION EXTRA, REVOLUTION VALUE and REVOLUTION ACCESS VARIABLE ANNUITY contracts delivered or issued for delivery in
Florida:

 .    The waiver of withdrawal charge rider described in response to the question
     "How can I withdraw money from my contract?" DOES NOT provide a waiver of withdrawal charges if a "covered person" has been diagnosed with a critical illness. The waiver of withdrawal charge rider DOES provide benefits if a "covered person" satisfies the three conditions listed in the prospectus, subject to the terms and conditions of this benefit.

 .    The accumulated value enhancement described in response to the question
     "What other benefits can I purchase under a contract?" is NOT available.

 .    Our disclosure of the calculation of the Market Value Adjustment ("MVA") in the Additional Information - "How the guarantee periods work" section of the prospectus is revised as follows:

                   We compare

                        . the guaranteed rate of the guarantee
                          period from which the assets are being
                          taken WITH

                        . the guaranteed rate we are currently
                          offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

                   If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.

                   If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.

 .    We will calculate the MVA under a different formula then the formula shown in Appendix A. The factor we will use to compute the MVA is expressed by the following formula:

                              1+g     n/12
                         (------------)     -1
                           1+c+0.0025
     where,

     .    g is the guaranteed rate in effect for the current guarantee period.

     . C is the current guaranteed rate in effect for new guarantee periods with duration equal to the number of years remaining in the current guarantee period. If the time remaining in the Guarantee Period is not a whole number of years, then the rate will be interpolated between the current guaranteed rates we offer for new guarantee periods from the closest durations. If we are not currently offering new guarantee period(s), we will use a current guaranteed rate equal to the most recent U.S. Treasury yield plus 1% for the applicable duration, at the time current guaranteed rates are set.

     . N is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)


 .    In Appendix A, Sample Calculation 1: Positive Adjustment, the MARKET VALUE
     ADJUSTMENT is:

                                   1+0.08       60/12
                   11,664 X [(------------------)   -1] = 413.58
                               1 + 0.07 + 0.0025

     The amount withdrawn or transferred (adjusted for market value adjustment) is $11,664 + $413.58 = $12,077.58


 .    In Appendix A, Sample Calculation 2: Negative Adjustment, the MARKET VALUE
     ADJUSTMENT is:


                                   1+0.08       60/12
                   11,664 X [(------------------)   -1] = -652.18
                               1 + 0.09 + 0.0025


     The amount withdrawn or transferred (adjusted for market value adjustment) is $11,664 - $652.18 = $11,011.82


 .    In Appendix A, Sample Calculation 3: Positive Adjustment Limited by Amount
     of Excess Interest, the MARKET VALUE ADJUSTMENT is:


                                   1+0.08       60/12
                   11,664 X [(------------------)   -1] = 1,605.54
                               1 + 0.05 + 0.0025


     Since the market value adjustment exceeds the amount of excess interest of $1,055, the actual market value adjustment is $1,055.


 .    In Appendix A, Sample Calculation 4: Negative Adjustment Limited by Amount
     of Excess Interest, the MARKET VALUE ADJUSTMENT is:


                                   1+0.08       60/12
                   11,664 X [(------------------)   -1] = -1,142.61
                               1 + 0.10 + 0.0025



     Since the market value adjustment exceeds the amount of excess interest of $1,055, the actual market value adjustment is -$1,055.

                                       2